Other Receivables, Net - Schedule of Movement Allowance for Credit Losses (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Movement Allowance for Credit Losses [Abstract]
Beginning balance	$ 729	$ 94	$ 151,916	$ 151,916	$ 19,412	$ 80,997
(Recovery) addition	56,406	7,260	(59,106)
Charge-off			(37,343)	(43,898)	(5,609)	(53,615)
Ending balance	$ 57,135	$ 7,354	$ 55,467	$ 729	$ 94	$ 151,916